UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 03-31-2007

Check here if Amendment: [  ]; Amendment Number:

This Amendment:     [  ] is a restatement
                    [  ] adds new holdings entries

Institutional Investment Manager filing this report:

Name:          Boston Research and Management, Inc.

Address:       40 Beach Street, Suite 200
               Manchester, MA 01944

13F File Number: 28-10522

The institutional investment manager filing this report and the report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report:   Daniel Larsen, CFA
Title:                        VP/Portfolio Manager
Phone:                        978-526-9700

Signature,               Place,              Date of Signing
Daniel Larsen            Manchester, MA      4/19/2007

Report Type (Check one only):

[ X ]     13F HOLDINGS REPORT.
[   ]     13F NOTICE.
[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 114
Form 13F Information Table Value Total: $169,118,891

List of Other Included Managers:


No. 13F File Number


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FORM 13F INFORMATION TABLE


                                   Title                                        Shares/Put/Invstmt Other   Voting Authority
Name of Issuer                     of Class  CUSIP       Market Value  Shares   PRN    CallDiscret.ManagersSole     Share   None

Procter & Gamble Co                 Common    742718109   $5,042,922    79,843   SH         Sole                             79,843
Comcast Corporation                 Common    20030n200   $5,019,398    197,071  SH         Sole                             197,071
Citigroup Inc.                      Common    172967101   $4,866,938    94,798   SH         Sole                             94,798
Sysco Corp                          Common    871829107   $4,659,599    137,735  SH         Sole                             137,735
Wal-Mart Stores                     Common    931142103   $4,535,508    96,602   SH         Sole                             96,602
Johnson & Johnson                   Common    478160104   $4,509,361    74,831   SH         Sole                             74,831
Wells Fargo & Co.                   Common    949746101   $4,503,988    130,815  SH         Sole                             130,815
Exxon Mobil Corp.                   Common    30231g102   $4,235,854    56,141   SH         Sole                             56,141
United Technologies Corp            Common    913017109   $4,110,518    63,238   SH         Sole                             63,238
Best Buy Co., Inc.                  Common    086516101   $3,901,311    80,076   SH         Sole                             80,076
Coca-Cola Company                   Common    191216100   $3,616,006    75,333   SH         Sole                             75,333
3M Co                               Common    88579Y101   $3,572,399    46,740   SH         Sole                             46,740
Omnicom Group Inc Com               Common    681919106   $3,554,317    34,716   SH         Sole                             34,716
Moody's Corporation                 Common    615369105   $3,460,399    55,758   SH         Sole                             55,758
Anheuser-Busch Companies, Inc.      Common    035229103   $3,413,093    67,639   SH         Sole                             67,639
McGraw-Hill Companies, Inc.         Common    580645109   $3,341,677    53,143   SH         Sole                             53,143
Microsoft Corp                      Common    594918104   $3,334,729    119,653  SH         Sole                             119,653
Mohawk Industries, Inc.             Common    608190104   $3,319,743    40,460   SH         Sole                             40,460
Laboratory CP Amer Hldgs            Common    50540R409   $3,202,692    44,096   SH         Sole                             44,096
Colgate-Palmolive Company           Common    194162103   $3,201,544    47,934   SH         Sole                             47,934
General Electric Company            Common    369604103   $3,122,676    88,310   SH         Sole                             88,310
CVS Corp Com                        Common    126650100   $3,078,295    90,166   SH         Sole                             90,166
Dell Inc                            Common    24702R101   $3,015,791    129,935  SH         Sole                             129,935
iShares Russell 2000 Index Fund     Common    464287655   $2,845,027    35,782   SH         Sole                             35,782
iShares MSCI EAFE Index Fund        Common    464287465   $2,769,382    36,315   SH         Sole                             36,315
Washington Mut Inc Com              Common    939322103   $2,727,225    67,539   SH         Sole                             67,539
Pfizer Inc.                         Common    717081103   $2,705,517    107,106  SH         Sole                             107,106
iShares MSCI Emerging Markets Index Common    464287234   $2,705,247    23,221   SH         Sole                             23,221
Ambac Financial Group Inc           Common    023139108   $2,629,073    30,432   SH         Sole                             30,432
SPDR Tr Unit Ser 1                  Common    78462F103   $2,626,148    18,494   SH         Sole                             18,494
Clorox Company                      Common    189054109   $2,502,380    39,290   SH         Sole                             39,290
AMEX Energy Sector SPDR             Common    81369y506   $2,400,410    39,821   SH         Sole                             39,821
Berkshire Hathaway Inc. Class A     Common    084670108   $2,179,800    20       SH         Sole                             20
Automatic Data Processing, Inc.     Common    053015103   $1,979,270    40,894   SH         Sole                             40,894
Berkshire Hathaway Inc. Class B     Common    084670207   $1,820,000    500      SH         Sole                             500
iShares MSCI Japan Index Fund       Common    464286848   $1,780,017    122,170  SH         Sole                             122,170
Chevron Corp                        Common    166764100   $1,749,746    23,658   SH         Sole                             23,658
Wellpoint Health Networks           Common    94973V107   $1,737,811    21,428   SH         Sole                             21,428
Synovus Finl Corp Com               Common    87161C105   $1,678,446    51,900   SH         Sole                             51,900
Hospira, Inc.                       Common    441060100   $1,635,346    39,984   SH         Sole                             39,984
Harley-Davidson, Inc.               Common    412822108   $1,619,268    27,562   SH         Sole                             27,562
Yum! Brands, Inc.                   Common    988498101   $1,487,840    25,759   SH         Sole                             25,759
J.P. Morgan Chase & Co.             Common    46625h100   $1,426,904    29,493   SH         Sole                             29,493
First Data Corp.                    Common    319963104   $1,391,540    51,730   SH         Sole                             51,730
Home Depot, Inc.                    Common    437076102   $1,338,183    36,423   SH         Sole                             36,423
Progressive Corp Ohio Com           Common    743315103   $1,319,346    60,465   SH         Sole                             60,465
Walt Disney Co.                     Common    254687106   $1,251,961    36,362   SH         Sole                             36,362
Alltel Corporation                  Common    020039103   $1,222,856    19,723   SH         Sole                             19,723
Western Union Company               Common    959802109   $1,144,652    52,148   SH         Sole                             52,148
Liberty Media - Interactive A       Common    53071m104   $1,114,895    46,805   SH         Sole                             46,805
Liberty Media Hold - Cap Ser A      Common    53071m302   $1,108,333    10,022   SH         Sole                             10,022
Boston Properties, Inc.             Common    101121101   $1,043,099    8,885    SH         Sole                             8,885
Pepsi Co Inc                        Common    713448108   $1,035,710    16,295   SH         Sole                             16,295
Tyco Intl Ltd New Com               Common    902124106   $1,016,625    32,222   SH         Sole                             32,222
Canadian Natural Resources Ltd.     Common    136385101   $978,519      17,730   SH         Sole                             17,730
Whole Foods Market Inc.             Common    966837106   $959,342      21,390   SH         Sole                             21,390
AT&T Corp                           Common    00206r102   $955,895      24,242   SH         Sole                             24,242
Medtronic, Inc.                     Common    585055106   $847,610      17,277   SH         Sole                             17,277
American International Group, Inc.  Common    026874107   $807,581      12,014   SH         Sole                             12,014
Cisco Systems, Inc.                 Common    17275r102   $775,244      30,366   SH         Sole                             30,366
Hewlett-Packard Co                  Common    428236103   $746,681      18,601   SH         Sole                             18,601
iShares DJ Select Dividend          Common    464287168   $713,786      9,990    SH         Sole                             9,990
Diamonds Trust Series 1             Common    252787106   $698,036      5,648    SH         Sole                             5,648
Bank of America Corporation         Common    060505104   $632,034      12,387   SH         Sole                             12,387
Intl Business Machines Corp         Common    459200101   $601,607      6,382    SH         Sole                             6,382
iShares S&P SmallCap 600 Index Fund Common    464287804   $562,974      8,290    SH         Sole                             8,290
BP p.l.c. ADR                       Common    055622104   $539,756      8,336    SH         Sole                             8,336
ConocoPhillips                      Common    20825C104   $535,386      7,833    SH         Sole                             7,833
Ameriprise Financial, Inc.          Common    03076c106   $474,833      8,310    SH         Sole                             8,310
Intel Corp                          Common    458140100   $464,163      24,263   SH         Sole                             24,263
Abbott Laboratories                 Common    002824100   $452,817      8,115    SH         Sole                             8,115
Walgreen Co                         Common    931422109   $452,017      9,850    SH         Sole                             9,850
Wyeth                               Common    983024100   $422,053      8,436    SH         Sole                             8,436
US Bancorp                          Common    902973304   $415,968      11,895   SH         Sole                             11,895
IMS Health Inc.                     Common    449934108   $415,477      14,008   SH         Sole                             14,008
Forest Laboratories, Inc.           Common    345838106   $411,520      8,000    SH         Sole                             8,000
Danaher Corp.                       Common    235851102   $371,540      5,200    SH         Sole                             5,200
iShares S&P Midcap 400/Value        Common    464287705   $355,003      4,250    SH         Sole                             4,250
Paychex, Inc.                       Common    704326107   $354,766      9,368    SH         Sole                             9,368
UnitedHealth Group Inc              Common    91324P102   $354,369      6,690    SH         Sole                             6,690
Merck & Co. Inc.                    Common    589331107   $343,731      7,782    SH         Sole                             7,782
iShares S&P Midcap 400              Common    464287507   $338,400      4,000    SH         Sole                             4,000
EMC Corp/Mass                       Common    268648102   $336,001      24,260   SH         Sole                             24,260
American Express Co                 Common    025816109   $335,806      5,954    SH         Sole                             5,954
PolyMedica Corporation              Common    731738100   $332,587      7,857    SH         Sole                             7,857
Stryker Corp                        Common    863667101   $331,069      4,992    SH         Sole                             4,992
iShares Lehman US Treasury Fund     Common    464287176   $322,116      3,188    SH         Sole                             3,188
Progress Energy, Inc.               Common    743263105   $320,798      6,360    SH         Sole                             6,360
Illinois Tool Works                 Common    452308109   $319,920      6,200    SH         Sole                             6,200
Ecolab Inc                          Common    278865100   $319,060      7,420    SH         Sole                             7,420
IDEXX Laboratories, Inc             Common    45168d104   $318,535      3,635    SH         Sole                             3,635
Amgen Inc.                          Common    031162100   $306,781      5,490    SH         Sole                             5,490
Bristol-Myers Squibb Company        Common    110122108   $295,922      10,660   SH         Sole                             10,660
Time Warner, Inc.                   Common    887317105   $293,966      14,907   SH         Sole                             14,907
Oil Service HOLDRs Trust            Common    678002106   $291,440      2,000    SH         Sole                             2,000
Oracle Corp.                        Common    68389X105   $291,313      16,068   SH         Sole                             16,068
Occidental Petroleum                Common    674599105   $284,157      5,762    SH         Sole                             5,762
Verizon Communications              Common    92343v104   $281,828      7,432    SH         Sole                             7,432
eBay Inc.                           Common    278642103   $268,515      8,100    SH         Sole                             8,100
Du Pont                             Common    263534109   $260,990      5,280    SH         Sole                             5,280
FPL Group, Inc.                     Common    302571104   $248,717      4,066    SH         Sole                             4,066
Bemis Inc Com                       Common    081437105   $237,236      7,105    SH         Sole                             7,105
Norfolk Southern Corp.              Common    655844108   $236,302      4,670    SH         Sole                             4,670
Praxair, Inc.                       Common    74005P104   $229,804      3,650    SH         Sole                             3,650
Schlumberger                        Common    806857108   $229,412      3,320    SH         Sole                             3,320
Motorola, Inc.                      Common    620076109   $225,609      12,767   SH         Sole                             12,767
Emerson Electric Co                 Common    291011104   $221,052      5,130    SH         Sole                             5,130
Lincoln Natl Corp                   Common    534187109   $220,995      3,260    SH         Sole                             3,260
Cintas Corporation                  Common    172908105   $218,730      6,059    SH         Sole                             6,059
Caterpillar                         Common    149123101   $216,574      3,231    SH         Sole                             3,231
Baxter International, Inc,          Common    071813109   $214,788      4,078    SH         Sole                             4,078
Marsh & McLennan Companies, Inc.    Common    571748102   $212,235      7,246    SH         Sole                             7,246
Sara Lee Corp                       Common    803111103   $208,116      12,300   SH         Sole                             12,300
Dreyfus Municipal Income Inc.       Common    26201r102   $96,600       10,000   SH         Sole                             10,000

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